Other expenses	6 Months Ended
Jun. 30, 2025
Other Expenses
Other expenses

5.	Other expenses

	(Unaudited)	(Unaudited)	(Unaudited)
	Six-month ended	Six-month ended	Six-month ended
	June 30, 2025	June 30, 2025	June 30, 2024
	US$	HK$	HK$

Administrative expenses (Note 1)	1,375,420	10,796,903	14,226,467
Business development expenses	441,166	3,463,107	2,668,206
Cleaning expenses	395,369	3,103,607	4,521,094
Consulting services expenses	154,588	1,213,500	636,726
Daily maintenance	167,632	1,315,895	1,952,152
Insurance	18,009	141,366	119,830
Rental related expenses	1,447,844	11,365,429	11,853,479
Storage expenses	5,274	41,402	52,660
Traveling and communication expenses	29,743	233,481	246,921
Share-based payment (Note 2)	1,490,465	11,700,000	-
Listing expenses (Note 3)	586,035	4,600,316	5,981,291

	6,111,545	47,975,006	42,258,826

Note:

1)	Administrative expenses mainly include expenses incurred on employee activities, freight charge, shop expenses and other miscellaneous expenses, which individually are not material to the Group.

2)	On November 24, 2023, the Company granted an advisor share option equivalent to 2.5% of total number of shares of the Company immediately prior to the Company’s initial public offering with no vesting period. According to the terms and conditions on the share option granted to the advisor, the share option is contingent upon the occurrence of a performance condition(i.e. the successful initial public offering on April 10,2025), the share option shall not be recognised until the performance condition becomes probable in accordance with IFRS 2 Share-based Payment.

3)	Listing expenses mainly included legal and professional fees for the different parties involved in the process of initial public offering of the Group.

MasterBeef Group and its subsidiaries

Notes to the Unaudited Interim Condensed Consolidated Financial Statements (Continued)

For the six-month ended June 30, 2025 and 2024